GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of general and administrative expense [Abstract]
Schedule of General and Administrative Expenses Consist

General and administrative expenses consist of:

		Year ended March 31, 2021			Year ended March 31, 2020
	Corporate	Mines	Total	Corporate	Mines	Total
Amortization and depreciation	$533	$1,255	$1,788	$447	$1,511	$1,958
Office and administrative expenses	1,946	2,897	4,843	2,304	2,881	5,185
Professional fees	783	442	1,225	562	481	1,043
Salaries and benefits	4,947	4,993	9,940	4,245	5,183	9,428
Share-based compensation	4,156	-	4,156	2,536	-	2,536
	$12,365	$9,587	$21,952	$10,094	$10,056	$20,150